Income Taxes (Tables) - Benson Hill, Inc	12 Months Ended
Dec. 31, 2020
Schedule of provision for income taxes

	2020	2019	2018
Current:
Federal	$—	$—	$(8)
Foreign	41	19	7
State	7	—	—
Total current	48	19	(1)
Deferred:
State	—	—	215
Federal	—	—	(435)
Total deferred	—	—	(220)
Income tax expense (benefit)	$48	$19	$(221)

Schedule of reconciliation of the federal statutory income tax provision for the effective income tax provision

Reconciliation of the Federal statutory income tax provision for the Company’s effective income tax provision for the years ended December 31:

	2020	2019	2018
Tax at federal statutory rate	$(14,026)	$(9,215)	$(3,934)
State taxes, net of federal effect	(2,197)	(1,117)	(478)
Non-deductible items	991	159	204
R&D Credit	(1,289)	(666)	(666)
Valuation allowance	16,366	10,618	4,568
Other, net	203	240	85
Provision for income taxes	$48	$19	$(221)

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31 are presented as follows:

	2020	2019
Deferred tax assets:
Net operating losses and tax credits	$33,535	$22,142
R&D credits	3,620	1,707
Intangible assets	971	1,032
Right of use lease liabilities	9,359	632
Other	1,589	316
Gross deferred tax assets	49,074	25,829
Less valuation allowance	(36,713)	(20,443)
Net deferred tax assets	12,361	5,386
Deferred tax liabilities:
Other	(716)	(800)
Right of use assets	(8,948)	(637)
Property and equipment	(2,697)	(3,949)
Gross deferred tax liabilities	(12,361)	(5,386)
Net deferred tax liability	$—	$—